SIGNIFICANT ACCOUNTING POLICES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Accounting Policies [line items]
Impairment loss	$ 182,842
Right-of-use assets	$ 21,500	$ 29,400
San Jose M&I Property [member]
Disclosure Of Significant Accounting Policies [line items]
Conversion factors related to inferred resources	90.00%
Percentage of inferred resources	31.00%	35.00%
Caylloma M&I Property [member]
Disclosure Of Significant Accounting Policies [line items]
Conversion factors related to inferred resources	90.00%
Percentage of inferred resources	41.00%	31.00%
Yaramoko Mine [member]
Disclosure Of Significant Accounting Policies [line items]
Conversion factors related to inferred resources	100.00%
Percentage of inferred resources	8.00%	11.00%
Restricted Share Units [member]
Disclosure Of Significant Accounting Policies [line items]
vesting period	3 years
Performance Share Units [member]
Disclosure Of Significant Accounting Policies [line items]
vesting period	3 years